NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2023
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

26. NON-CONTROLLING INTERESTS

In 2023, CSI Solar completed its IPO and its shares began trading on the STAR Market of the SSE. The IPO raised net proceeds of approximately $927,897, of which, $644,873 was recorded in the non-controlling interest, $244,629 was recorded in the additional paid in capital and $38,395 was recorded in accumulated other comprehensive loss.

Following the IPO, the Company holds approximately 62.24% of CSI Solar. CSI Solar’s non-controlling interests’ ownership of the subsidiary changed from 20.41% to 37.76% due to the IPO.

The following schedule shows the effects of changes in the Company’s ownership interest in less than wholly owned subsidiaries on equity attributable to Canadian Solar Inc.:

	Year ended December 31,
	2021	2022	2023
Net income attributable to Canadian Solar Inc.	$95,248	$239,968	$274,187
Transfers from the non-controlling interests:
Increase in the Company’s paid-in capital from transfer of equity interest in subsidiary and subsidiary’s offering of its equity interests	—	11,185	244,629
Increase in the Company’s accumulated other comprehensive loss from transfer of equity interest in subsidiary and subsidiary’s offering of its equity interests	—	544	38,395
Net transfers from non-controlling interests	—	11,729	283,024
Change from net income attributable to Canadian Solar Inc. and transfers from non-controlling interests	95,248	251,697	557,211